Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	7,445,641	5,979,731	6,437,422
Number of options, granted | shares	1,455,554	2,413,442	1,478,191
Number of options, Forfeited and expired | shares	(369,630)	(424,405)	(470,810)
Number of options, Exercised | shares	(757,821)	(523,127)	(1,465,072)
Number of options outstanding, ending balance | shares	7,773,744	7,445,641	5,979,731
Number of options, exercisable | shares	4,327,478	3,869,396	3,328,012
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance | shares	19,489	19,489	21,588
Number of options, Forfeited and expired | shares			(1,968)
Number of options, Exercised | shares	(987)		(131)
Number of options outstanding, ending balance | shares	18,502	19,489	19,489
Number of options, exercisable | shares	18,502	12,949	6,409
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 2,229	$ 2,229	$ 2,229
Weighted average exercise price per share, Forfeited and expired | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share, Exercised | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share outstanding, ending balance | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share, ending balance | $ / shares	$ 2,229	2,229	2,229
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price per share outstanding, beginning balance | $ / shares		1.98	1.98
Weighted average exercise price per share, Exercised | $ / shares		$ 1.98
Weighted average exercise price per share outstanding, ending balance | $ / shares			1.98
Weighted average exercise price per share, ending balance | $ / shares			$ 1.98
Number of options outstanding, beginning balance | shares		17,839	17,839
Number of options, Exercised | shares		(17,839)
Number of options outstanding, ending balance | shares			17,839
Number of options, exercisable | shares			17,839